Investment Objectives and Goals	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	REX-OSPREYTM XRP ETF
REX-Osprey(TM) XRP ETF
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	REX-OspreyTM XRP ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of XRP (“XRP” or the “Reference Asset”).